Revenue from collaboration agreements - Additional Information (Detail) $ in Millions													1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 12, 2023 EUR (€)	Oct. 12, 2023 USD ($)	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Jun. 01, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Jan. 26, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Jul. 31, 2018 EUR (€)	Jul. 31, 2018 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Oct. 12, 2023 USD ($)	Jun. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jan. 26, 2022 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized																	€ 0
Contract Liabilities													€ 34,357,000	€ 70,069,000			34,357,000	€ 70,069,000					€ 41,800,000
Revenue from collaboration agreements																	48,266,000	155,835,000	€ 53,997,000
Revenue recognized during the period performance obligation																	0
BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized																			13,700,000
Moderna Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable													4,300,000				4,300,000			$ 5.0
Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Transaction price allocation to performance obligation							€ 133,000,000																	$ 150.0
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received											€ 46,000,000	$ 54.0
Contract with customers liability revenue recognized																	0	14,900,000	2,100,000
Contract Liabilities													0	0			0	0
Contract liabilities recognized contract liabilities recognized																€ 14,900,000
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					€ 18,700,000	$ 20.0			€ 68,000,000	$ 75.0
Contract with customers liability revenue recognized																	11,000,000	10,900,000	12,900,000
Contract Liabilities													2,800,000	13,800,000			2,800,000	13,800,000	24,700,000
Revenue from collaboration agreements														33,100,000	€ 21,000,000
BMS Collaboration Agreement [Member] | BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Option exercise fee received			€ 13,700,000	$ 15.0
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized																		26,100,000	8,800,000
Contract Liabilities													0	0			0	0	26,000,000
Revenue from collaboration agreements							133,000,000	$ 150.0
Allocation of upfront payment towards clinical trial services and license grant							€ 133,000,000																	$ 150.0
Allocation of upfront payment towards clinical trial services																							41,800,000
Allocation of upfront payment towards license grant																							€ 91,300,000
License Development and Commercialization Agreement [member] | Immatics US Inc [Member] | Bristol Myer Squib Company [member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received | $						60.0
Contract Liabilities														0				0	39,300,000
Transaction price allocation to performance obligation					60,700,000
Additional payment related to performance obligations received | $						$ 5.0
Performance obligations cumulative upfront payments received					60,700,000																	$ 65.0
Contract transaction price					€ 66,100,000																	$ 70.8
Revenue recognized during the period performance obligation																		41,100,000	15,300,000
Moderna Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $																					$ 1,700.0
Upfront payment received	€ 113,000,000	$ 120.0
Contract Liabilities													31,500,000	€ 56,200,000			31,500,000	56,200,000	110,900,000
Performance obligations cumulative upfront payments received	113,000,000																				120.0
Revenue recognized during the period performance obligation																	32,900,000	62,800,000	5,400,000
Research funding payment received allocated to contract transaction price	40,000,000																				$ 43.0
Moderna Collaboration Agreement [Member] | Early TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	15,500,000	9,200,000	400,000
Allocation of aggregate transaction price	70,000,000
Moderna Collaboration Agreement [Member] | Advanced TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	10,700,000	45,800,000	3,400,000
Allocation of aggregate transaction price	62,000,000												66,300,000				66,300,000
Moderna Collaboration Agreement [Member] | Data Base Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	€ 6,700,000	€ 7,800,000	€ 1,600,000
Allocation of aggregate transaction price	€ 21,000,000
Moderna Collaboration Agreement [Member] | Milestone Achievement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation													€ 4,300,000